Expense Example, No Redemption - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock Lifepath Dynamic 2050 Fund - Investor C Shares	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	989
Expense Example, No Redemption, 10 Years	$ 2,011